UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Gaming & Casino Fund

(Exact name of registrant as specified in charter)

 1920 Abrams Parkway #373, Dallas, Texas 75214

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

214-934-8160

Date of fiscal year end:

1/31

Date of reporting period:  10/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

GAMING AND CASINO FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)			October 31, 2007

% of Portfolio	Description	Shares	Value
91.19%	COMMON STOCKS

28.27%	CASINO HOTELS
	Ameristar Casinos, Inc.	2,600	$ 84,630
	Boyd Gaming Corp.	1,500	62,730
	Las Vegas Sands Corp. *	1,400	185,794
	Melco PBL Entertainment Macau, Ltd. *	5,500	87,450
	MGM Mirage *	4,700	430,567
	Monarch Casino & Resort, Inc. *	2,300	70,357
	MTR Gaming Group *	3,200	27,872
	Trump Entertainment Resorts, Inc. *	3,400	26,486
	Wynn Resorts, Ltd.	1,200	193,716
			1,169,602

1.49%	COMMERCIAL SERVICES - FINANCE
	Cash Systems, Inc. *	13,900	61,855

2.28%	COMPUTERS
	PacificNet, Inc. *	8,000	46,400
	Transact Technologies, Inc. *	4,600	28,060
	Wells-Gardner Electronics Corp. *	8,400	19,992
			94,452

6.31%	ENTERTAINMENT SOFTWARE
	Activision, Inc. *	3,800	89,870
	Electronic Arts, Inc. *	1,400	85,568
	The9, Ltd. ADR *	2,700	85,725
			261,163

22.13%	GAMBLING (OTHER) AND RACETRACKS
	Century Casinos, Inc. *	8,200	58,630
	Empire Resorts, Inc. *	5,100	25,245
	Lakes Entertainment, Inc. *	2,500	20,750
	Penn National Gaming, Inc. *	9,900	611,325
	Pinnacle Entertainment, Inc. *	6,100	178,120
	Youbet.com, Inc. *	18,200	21,658
			915,728

22.88%	GAMING SERVICES
	Bally Technologies, Inc. *	5,100	205,683
	Elixir Gaming Technologies, Inc. *	12,100	63,283
	GameTech International, Inc. *	6,900	59,961
	Gaming Partners International Corp.	7,300	78,840
	International Game Technology	4,800	209,328
	Progressive Gaming International Corp. *	9,900	39,402
	Scientific Games Corp. *	1,500	54,225
	Shuffle Master, Inc. *	3,300	45,144
	WMS Industries, Inc. *	5,500	190,685
			946,551

3.49%	INTERNET
	Cryptologic, Inc.	1,000	19,430
	GigaMedia, Ltd. *	5,100	124,848
			144,278

4.34%	RETAIL
	Buffalo Wild Wings, Inc. *	2,000	61,320
	GameStop Corp., Class A *	2,000	118,440
			179,760

	TOTAL COMMON STOCKS (Cost $3,017,351)		3,773,389

4.91%	SHORT-TERM INVESTMENTS
	Milestone Treasury Obligation Portfolio, Institutional Class,
	to yield 4.40%, 11/1/07 (Cost $203,078)	203,078	203,078

96.10%	TOTAL INVESTMENTS (Cost $3,220,429) (a)		$ 3,976,467
3.90%	ASSETS IN EXCESS OF OTHER LIABILITIES		161,030
100.00%	NET ASSETS		$ 4,137,497

	(a) Represents cost for financial reporting purposes. Aggreagte cost for
	federal tax purposes is substantially the same and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation		$ 852,068
	Unrealized depreciation		(96,030)
	Net unrealized appreciation		$ 756,038

	* Non-Income producing security.
	ADR - American Depositary Receipt

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gaming & Casino Fund

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/19/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/19/07

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/19/07